EQUITY-BASED COMPENSATION - Information Related to Equity Awards other than Options (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RSUs and RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax expense for stock options	$ 84	$ 74	$ 65
After-tax expense for stock options	65	58	51
Fair value of vested equity awards	107	126	84
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax expense for stock options	22	23	22
After-tax expense for stock options	$ 18	$ 18	$ 17